Additional Paid In Capital (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Loss [Line Items]
Reserves to set-off the accumulated deficit	$ 6,199.9
Distributable reserves	$ 1,757.4